Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Dec. 04, 2017
JPMorgan Managed Futures Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan Managed Futures Strategy ETF Ticker: JPMF
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of Shares in other investment companies, including affiliated money market funds, mutual funds, exchange-traded funds (ETFs) and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value (NAV) and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	12/31/20
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund has not yet commenced operations as of the date of this prospectus. Therefore, there is no portfolio turnover rate for the Fund to report at this time.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value (NAV) and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 12/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Through the adviser’s systematic investment process, the Fund seeks to achieve its investment objective by investing globally to exploit opportunities across a broad range of asset classes including, but not limited to, equities, fixed income, currency and commodities based on the adviser’s assessment of their attractiveness. Within these strategies, the adviser believes it has identified (and will continue to identify) a set of investment return sources that have a low correlation to each other and to traditional markets and have distinct risk and return profiles (each a “return factor”).

Under normal market conditions, the Fund employs the Managed Futures strategy to access certain return factors. Each return factor represents a potential source of investment return that results from, among other things, assuming a risk relating to the return factors described below or taking advantage of a behavioral bias. For example, a strategy relating to a momentum return factor would seek to exploit a behavioral bias present in the market, in which investors tend to purchase securities that have recently performed well, thereby helping to contribute to continued positive price movement, and sell securities that have recently performed poorly, thereby helping to contribute to continued negative price movement. The adviser believes that, in general, the Fund’s investment returns are attributable to the individual contributions of the various return factors. By employing this return factor based approach, the Fund seeks to provide positive total returns over time while maintaining a relatively low correlation with traditional markets.

The exposure to individual return factors may vary based on the market opportunity of the individual return factors. For example, the return factors that the adviser may utilize include, but are not limited to, the following:
  Momentum — These strategies seek to capture the tendency that an asset’s recent performance based on its price will continue in the near future. The Fund seeks to choose investments that have performed relatively well over those that have underperformed over the medium-term. The Fund will implement the momentum return factor in the following ways:

  Looking at the relative value of prices of commodities and developed market currencies over time. The Fund intends to invest in futures or forward contracts to hold the best opportunities long while also shorting the worst opportunities within these asset classes.

  Looking across developed market fixed income, developed market equity indices and international (including emerging market) commodities, the Fund seeks to utilize futures contracts to exploit price momentum trends across the asset classes. At any particular time, the Fund may hold only long or only short futures in a particular asset class as part of this strategy.

  Carry Trades — In the carry strategies, the Fund seeks to take a short position in a low yielding instrument while also taking a long position in another instrument that is higher yielding. The strategies seek to capture the tendency for higher yielding assets to provide higher returns than lower-yielding assets. The Fund implements these strategies through derivatives instead of holding long and shorting securities physically. The Fund uses the following asset classes in implementing this strategy:

  Fixed Income — the Fund seeks to benefit from differences in the yields of interest rates, caused by uncertainty in interest rates. The Fund invests in instruments with higher interest rate yields and shorts those with lower yields.

  Currency — the Fund seeks to benefit from differences in the relative yields of various currencies. The Fund invests in higher yielding currencies and shorts those with lower yields.

  Commodities — the Fund seeks to benefit from differences in the price of commodities futures contracts trading below the expected market price at contract maturity and those trading above the expected market price at contract maturity.

For example, the Fund may invest in the long-end of the government bond markets with the highest inflation adjusted yields and sell short the long-end of the government bond markets with the lowest inflation adjusted yields. As an alternative example, the Fund may seek to exploit supply and demand imbalances that occur in a given commodity market by utilizing long and short exposures achieved through different derivative instruments.

Not all return factors will necessarily be utilized at one time, and additional return factors may be identified over time.

The Fund will generally invest its assets globally to gain exposure, either directly or through the use of derivatives, to equity securities (across market capitalizations) in developed markets, debt securities (including below investment grade or high yield securities), commodities (through its subsidiary as described below) and currencies (including in emerging markets). The Fund may invest in fixed income securities of any average weighted maturity or duration. The Fund may use both long and short positions (achieved primarily through the use of derivative instruments). The Fund may maintain a total net long market exposure, meaning that the Fund’s long exposure will be greater than its short exposure; neutral aggregate exposure, where the long and short exposure will be equal; or total net short exposure, meaning that the Fund’s short exposure will be greater than its long exposure. In addition, the Fund may have aggregate long or aggregate short exposure to one or more industry sectors, individual markets and/or currencies based on the adviser’s view of whether a particular sector, market or currency is expected to outperform or underperform. To the extent that the Fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations.

The adviser will make use of derivatives, including swaps, futures, options and forward contracts, in implementing its strategies. Under normal market conditions, the adviser currently expects that a significant portion of the Fund’s exposure will be attained through the use of derivatives in addition to its exposure through direct investments. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, will primarily be used as an efficient means of implementing a particular strategy in order to gain exposure to a desired return factor. Derivatives may also be used to increase gain, to effectively gain targeted exposure from its cash positions, to hedge various investments and/or for risk management. As a result of the Fund’s use of derivatives and to serve as collateral, the Fund may hold significant amounts of U.S. Treasury obligations, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, obligations of other sovereign governments or supranational entities, other short-term investments, including money market funds, and foreign currencies in which certain derivatives are denominated.

The Fund will gain exposure to commodity markets indirectly by investing up to 20% of its total assets in the Managed Futures Fund CS Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). The Subsidiary is also advised by the adviser. The Subsidiary will invest in commodity futures contracts and swaps. However, the Subsidiary (unlike the Fund) may invest without limitation in such commodity futures contracts. The Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund.

The amount that may be invested in any one instrument will vary and generally depend on the return factors employed by the adviser at that time. However, there are no stated percentage limitations on the amount that can be invested in any one type of instrument, and the adviser may, at times, focus on a smaller number of instruments. Moreover, the Fund is generally unconstrained by any particular capitalization, style or sector and may invest in any region or country. The Fund may have both long and short exposure to these instruments. Given the complexity of the investments and strategies of the Fund, the adviser will make use of quantitative models and information and data supplied by third parties to, among other things, help determine the portfolio’s weightings among various investments and construct sets of transactions and investments.

The Fund will purchase a particular instrument when the adviser believes that such instrument will allow the Fund to gain the desired exposure to a return factor. Conversely, the Fund will consider selling a particular instrument when it no longer provides the desired exposure to a return factor. In addition, investment decisions will take into account a return factor’s contribution to the Fund’s overall volatility. In allocating assets, the adviser seeks to approximately balance risk to the individual return factors over the long term, although the exposure to individual return factors will vary based on, among other things, the opportunity the adviser sees in each individual return factor.

The Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s NAV, market price, performance and ability to meet its investment objective.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.

Managed Futures Strategies and Return Factors Risks. The Fund will employ various alternative investment strategies that involve the use of complicated investment techniques. There is no guarantee that these strategies will succeed and their use may subject the Fund to greater volatility and loss. Alternative strategies involve complex securities transactions that involve risks in addition to those risks with direct investments in securities described herein, including leverage risk and the risks described under “Derivatives Risk” and “Short Selling Risk.”

There can be no assurance that employing a return factor approach will achieve any particular level of return or will, in fact, reduce volatility or potential loss. The Fund’s returns over time or during any period may be negative, and the Fund may underperform the overall security markets over any time or during any particular period.

Rolling Futures Contract Risk. The Fund will invest in and have exposure to futures contracts and is subject to risks related to rolling. Rolling occurs when the Fund closes out of a futures contract as it nears its expiration and replaces it with a contract that has a later expiration. The Fund does not intend to hold futures contracts through expiration, but instead intends to “roll” its futures positions. When the market for these futures contracts is such that the prices are higher in the more distant delivery months than in the nearer delivery months, the sale during the course of the “rolling process” of the more nearby contract would take place at a price that is lower than the price of the more distant contract. This pattern of higher futures contract prices for longer expiration contracts is often referred to as “contango.” Alternatively, when the market for futures contracts is such that the prices are higher in the nearer months than in the more distant months, the sale during the course of the “rolling process” of the more nearby contract would take place at a price that is higher than the price of the more distant contract. This pattern of higher futures prices for shorter expiration futures contracts is referred to as “backwardation.” Extended periods of contango or backwardation have occurred in the past and can in the future cause significant losses for the Fund. The adviser will utilize active management techniques to seek to mitigate the negative impact or, in certain cases, benefit from the contango or backwardation present in the various futures contract markets, but there can be no guarantee that it will be successful in doing so.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, the value of your investment in the Fund decreases in value.

Smaller Company Risk. Investments in smaller companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, changes in the price of debt or equity issued by such companies may be more sudden or erratic than the prices of securities of large capitalization companies especially over the short term.

Foreign Securities and Emerging Markets Risk. Investments in foreign issuers and foreign securities are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investments, liquidity risks and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations due to limited public information on issuers.

Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate debt securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Government Securities Risk. The Fund may invest in U.S. Treasury obligations and securities issued or guaranteed by the U.S. Treasury. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Commodity Risk. Exposure to commodities and commodity-linked derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Fund’s NAV), and there can be no assurance that the Fund’s use of leverage will be successful. In addition, to the extent that the Fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s Shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund. Although the Fund may attempt to hedge its currency exposure into the U.S. dollar, it may not be successful in reducing the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. In addition, the Fund’s use of currency hedging may not be successful and the use of such strategies may lower the Fund’s potential returns.

Short Selling Risk. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of entering into the short sale and the date on which the Fund purchases the security to replace the borrowed security or is required to pay under the swap agreement. Short sales are speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage which may cause the Fund to be more volatile. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price the security subject to the short could attain. The Fund’s use of short sales in combination with long positions may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions.

The Securities and Exchange Commission (SEC) and financial industry regulatory authorities in other countries may impose prohibitions, restrictions or other regulatory requirements on short sales, which could inhibit the ability of the adviser to enter into short sale transactions on behalf of the Fund.

Derivatives Risk. Derivatives, including swaps, futures, options, and forward contracts, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Under normal market conditions, the adviser currently expects that a significant portion of the Fund’s exposure will be attained through the use of derivatives. Investing in derivatives will result in a form of leverage, which may be significant. Leverage involves special risks. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. The Fund may be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The Fund cannot assure you that the use of leverage will result in a higher return on your investment, and using leverage could result in a net loss on your investment.

In addition to the risks associated with derivatives in general, the Fund may also be subject to risks related to swap agreements, including total return swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market and may be used to establish both long and short positions in order to gain the desired exposure. Because swap agreements are not exchange-traded, but are private contracts into which the Fund and a swap counterparty enter as principals, the Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. The Fund’s returns are reduced or its losses increased by the costs associated with the swap, which may be significant. In addition, there is the risk that the swap may be terminated by the Fund or the counterparty in accordance with its terms or as a result of regulatory changes. If the swap were to terminate, the Fund may be unable to employ its investment strategy and may suffer losses. The Fund will segregate or earmark liquid assets at its custodian bank in an amount sufficient to cover its obligations under swap agreements.

Subsidiary and Tax Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940 (1940 Act), and is not subject to all the investor protections of the 1940 Act.

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could adversely affect the Fund.

The Fund has not received a private letter ruling from the Internal Revenue Service (the IRS) with respect to income derived from its investment in the Subsidiary. The Fund relies on the underlying principles of private letter rulings from the IRS to other taxpayers with respect to its investment in the Subsidiary. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. The IRS recently issued proposed regulations that, if finalized, would generally treat the Fund’s income inclusion with respect to the Subsidiary as qualifying income only if there is a distribution out of the earnings and profits of the Subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final. The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act. The tax treatment of the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations, court decisions and/or guidance issued by the IRS that could affect whether income from such investments is qualifying income under Subchapter M of the Internal Revenue Code of 1986, as amended, or otherwise alter the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the adviser will make use of quantitative models and information and data supplied by third parties to, among other things, help determine the portfolio’s weightings among various investments and construct sets of transactions and investments. To the extent the models used by the adviser or the information and data supplied by third parties are incorrect or incomplete, the decisions made by the adviser in reliance thereon will expose the Fund to potential risks and could lead to the Fund incurring losses on its investments.

Illiquidity Risk. Lack of liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value.

High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

ETF Shares Trading Risk. Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and are bought and sold in the secondary market at market prices. The market prices of Shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings, and supply and demand for Shares. The adviser cannot predict whether Shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. During such periods, you may incur significant losses if you sell your Shares.

The securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the corresponding premium or discount to the Shares’ NAV may widen.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant creates or redeems, Shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Industry and Sector Focus Risk. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, the Fund’s Share values may fluctuate in response to events affecting that industry or sector.

Cash Transactions Risk. Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. As such, investments in Shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Non-Diversified Fund Risk. The Fund is non-diversified and may invest in a smaller number of instruments than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities. The value of the Fund’s shares may also be more volatile than the value of a Fund which invests in more securities.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is non-diversified and may invest in a smaller number of instruments than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities. The value of the Fund’s shares may also be more volatile than the value of a Fund which invests in more securities.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
JPMorgan Managed Futures Strategy ETF | JPMorgan Managed Futures Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[1],[2],[3],[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[1]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[1],[4],[5]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.59%	[1],[4],[5]
1 Year	rr_ExpenseExampleYear01	$ 60
3 Years	rr_ExpenseExampleYear03	189
1 Year	rr_ExpenseExampleNoRedemptionYear01	60
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 189

[1]	Includes operating expenses of Managed Futures Fund CS Ltd., the Fund’s wholly owned subsidiary.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	Includes the advisory fee paid by the subsidiary to its adviser and other expenses of the subsidiary (excluding Acquired Fund Fees and Expenses).
[4]	The Fund's adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by the subsidiary to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund's Board.
[5]	The Fund's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses, inclusive of the subsidiary (excluding Acquired Fund Fees and Expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 0.59% of the average daily net assets of the Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund's adviser has contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the fees and expenses of the affiliated money market funds incurred by the Fund because of the Fund's investment in such money market funds. These waivers are in effect through 12/31/20, at which time the adviser and/or its affiliates will determine whether to renew or revise them.